BASIS OF PREPARATION (Details)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
0896800 BC Ltd [Member]
Percentage of ownership	100.00%	100.00%
Country of incorporation	Canada	Canada
Elk Creek Resources Corp [Member]
Percentage of ownership	100.00%	100.00%
Country of incorporation	USA	USA
Silver Mountain Mines Corp [Member]
Percentage of ownership	100.00%	100.00%
Country of incorporation	USA	USA